CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY (DEFICIT) - P3 Health Partners Inc. - USD ($)	Class D Units Subject To Possible Redemption	Class A Units Subject to Possible Redemption	Class B-1 Preferred Units	Class B-2 Preferred Units	Class B-3 Preferred Units	Class C Preferred Units	Class C-1 Preferred Units	Class C-2 Preferred Units	Redemption of Profits Interest	Accumulated Deficit	Total
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Balance at the beginning at Dec. 31, 2018			$ 380,000			$ 67,052				$ (56,131,171)	$ (55,684,119)
Balance at the beginning (in shares) at Dec. 31, 2018			2,000,000			425,000
Unit Based Compensation			$ 380,000			$ 94,042					474,042
Unit Based Compensation (in shares)			2,000,000			633,333
Modification			$ (760,000)			$ (161,094)				(970,908)	(1,892,002)
Net loss attributable to Class A common stockholders - Diluted										(41,971,558)	(41,971,558)
Balance at the end at Dec. 31, 2019										(99,073,637)	$ (99,073,637)
Balance at the end (in shares) at Dec. 31, 2019			4,000,000			1,058,333
Balance at the beginning at Dec. 31, 2018		$ 41,815,775
Balance at the beginning (in shares) at Dec. 31, 2018		43,051,507
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Units	$ 50,000,000	$ 11,184,468
Issuance of Units (in units)	16,130,034	11,184,468
Conversion of Debt to Class A Units		$ 3,764,025
Conversion of Debt to Class A Units (in units)		3,764,025
Costs of Issuance of Class D Units	$ (2,958,446)
Redemption of Class A Units		$ (15,000,000)
Redemption of Class A Units (in units)		(15,000,000)
Modification of Class A		$ 1,892,002
Balance at the end at Dec. 31, 2019	$ 47,041,554	$ 43,656,270
Balance at the end (in shares) at Dec. 31, 2019	16,130,034	43,000,000
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Unit Based Compensation			$ 380,000			$ 67,474					$ 447,474
Unit Based Compensation (in shares)			2,000,000			443,750
Redemption of Units									$ (180,000)		(180,000)
Redemption of Units (in shares)						(200,000)
Net loss attributable to Class A common stockholders - Diluted										(31,411,542)	(31,411,542)
Balance at the end at Dec. 31, 2020			$ 380,000			$ 67,474			(180,000)	(130,485,179)	$ (130,217,705)
Balance at the end (in shares) at Dec. 31, 2020			6,000,000			1,302,083
Balance at the end at Dec. 31, 2020	$ 47,041,554	$ 43,656,270
Balance at the end (in shares) at Dec. 31, 2020	16,130,034	43,000,000
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Unit Based Compensation						$ 460,515					$ 460,515
Unit Based Compensation (in shares)						333,750
Net loss attributable to Class A common stockholders - Diluted										(24,650,712)	(24,650,712)
Balance at the end at Mar. 31, 2021			$ 380,000			$ 527,989			(180,000)	(155,135,891)	$ (154,407,902)
Balance at the end (in shares) at Mar. 31, 2021			6,000,000			1,635,833
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Balance at the beginning at Dec. 31, 2020			$ 380,000			$ 67,474			(180,000)	(130,485,179)	$ (130,217,705)
Balance at the beginning (in shares) at Dec. 31, 2020			6,000,000			1,302,083
Net loss attributable to Class A common stockholders - Diluted											(54,115,119)
Balance at the end at Jun. 30, 2021			$ 760,000			$ 711,781			(180,000)	(184,600,301)	$ (183,308,520)
Balance at the end (in shares) at Jun. 30, 2021			8,000,000			1,775,833
Balance at the beginning at Dec. 31, 2020	$ 47,041,554	$ 43,656,270
Balance at the beginning (in shares) at Dec. 31, 2020	16,130,034	43,000,000
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Balance at the beginning at Dec. 31, 2020			$ 380,000			$ 67,474			(180,000)	(130,485,179)	$ (130,217,705)
Balance at the beginning (in shares) at Dec. 31, 2020			6,000,000			1,302,083
Unit Based Compensation			$ 380,000			$ 901,574					1,281,574
Unit Based Compensation (in shares)			2,000,000			660,417
Accelerated on Merger Date				$ 81,081	$ 56,474		$ 2,242,703	$ 39,420
Accelerated on Merger Date (in shares)				4,054,054	5,647,438		1,035,833	1,685,000
Net loss attributable to Class A common stockholders - Diluted										(146,399,938)	(146,399,938)
Balance at the end at Dec. 02, 2021			$ 897,555			$ 3,251,171			(180,000)	(276,885,117)	$ (272,916,391)
Balance at the end (in shares) at Dec. 02, 2021			17,701,492			4,683,333
Balance at the beginning at Dec. 31, 2020	$ 47,041,554	$ 43,656,270
Balance at the beginning (in shares) at Dec. 31, 2020	16,130,034	43,000,000
Balance at the end at Dec. 02, 2021	$ 47,041,554	$ 43,656,270
Balance at the end (in shares) at Dec. 02, 2021	16,130,034	43,000,000
Financial Designation, Predecessor and Successor [Fixed List]											Predecessor
Balance at the beginning at Mar. 31, 2021			$ 380,000			$ 527,989			(180,000)	(155,135,891)	$ (154,407,902)
Balance at the beginning (in shares) at Mar. 31, 2021			6,000,000			1,635,833
Unit Based Compensation			$ 380,000			$ 183,792					563,792
Unit Based Compensation (in shares)			2,000,000			140,000
Net loss attributable to Class A common stockholders - Diluted										(29,464,410)	(29,464,410)
Balance at the end at Jun. 30, 2021			$ 760,000			$ 711,781			(180,000)	(184,600,301)	$ (183,308,520)
Balance at the end (in shares) at Jun. 30, 2021			8,000,000			1,775,833
Financial Designation, Predecessor and Successor [Fixed List]											Successor
Balance at the beginning at Dec. 02, 2021			$ 897,555			$ 3,251,171			$ (180,000)	$ (276,885,117)	$ (272,916,391)
Balance at the beginning (in shares) at Dec. 02, 2021			17,701,492			4,683,333
Net loss attributable to Class A common stockholders - Diluted											(57,937,929)
Balance at the end at Dec. 31, 2021											$ 273,551,441
Financial Designation, Predecessor and Successor [Fixed List]											Successor
Net loss attributable to Class A common stockholders - Diluted											$ (963,896,193)
Balance at the end at Jun. 30, 2022											$ 108,624,475